Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUE
TOTAL REVENUE			$ 328		$ 308	$ 26,197
COST OF REVENUE
GROSS PROFIT			328		308	26,197
OPERATING EXPENSES
General & Administrative	471,872	135,434	1,020,526	494,341	819,001	888,106
Stock Based Compensation	339,880		927,961	102,600	180,600
Total Operating Expenses	811,752	135,434	1,948,487	596,941	819,001	888,106
LOSS FROM OPERATIONS	(811,752)	(135,434)	(1,948,159)	(596,941)	(818,693)	(861,910)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)				7,000
Interest and Other Income					7,000	50,475
Interest Expense						(200)
Total Other Income (Expense)				7,000	7,000	50,275
LOSS BEFORE INCOME TAXES	(811,752)	(135,434)	(1,948,159)	(589,941)	(811,693)	(811,635)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (811,752)	$ (135,434)	$ (1,948,159)	$ (589,941)	$ (811,693)	$ (811,635)
BASIC LOSS PER SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
DILUTED LOSS PER SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE SHARES BASIC	716,996,702	476,384,761	619,779,349	478,692,378	479,080,612	284,808,907
WEIGHTED AVERAGE SHARES DILUTED	716,996,702	476,384,761	619,779,349	478,692,378	479,080,612	284,808,907
Equipment Sales [Member]
REVENUE
TOTAL REVENUE
Service Revenue [Member]
REVENUE
TOTAL REVENUE			328
Other Revenue [Member]
REVENUE
TOTAL REVENUE